Stockholders' Equity	12 Months Ended
May 27, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY
Treasury Stock
Repurchased common stock is reflected as a reduction of stockholders’ equity. On December 17, 2010, our Board of Directors authorized an additional share repurchase authorization totaling 25.0 million shares in addition to the previous authorization of 162.4 million shares. Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 27, 2012
Share repurchase authorizations	187.4
Cumulative shares repurchased	170.9

The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2012		2011		2010
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.2	$375.1	8.6	$385.5	2.0	$85.1

Stockholders’ Rights Plan
Under our Rights Agreement dated May 16, 2005, each share of our common stock has associated with it one right to purchase one thousandth of a share of our Series A Participating Cumulative Preferred Stock at a purchase price of $120 per share, subject to adjustment under certain circumstances to prevent dilution. The rights are exercisable when, and are not transferable apart from our common stock until, a person or group has acquired 15 percent or more, or makes a tender offer for 15 percent or more, of our common stock. If the specified percentage of our common stock is then acquired, each right will entitle the holder (other than the acquiring company) to receive, upon exercise, common stock of either us or the acquiring company having a value equal to two times the exercise price of the right. The rights are redeemable by our Board of Directors under certain circumstances and expire on May 25, 2015.
Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income
Balances at May 30, 2010	$(2.2)	$0.3	$1.1	$(70.3)	$(71.1)
Gain (loss)	1.8	0.2	(5.1)	10.7	7.6
Reclassification realized in net earnings	—	—	(0.1)	3.8	3.7
Balances at May 29, 2011	$(0.4)	$0.5	$(4.1)	$(55.8)	$(59.8)
Gain (loss)	(1.2)	(0.1)	(47.9)	(45.6)	(94.8)
Reclassification realized in net earnings	—	—	2.3	5.7	8.0
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)